Acquisition	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012
Acquisition
Acquisition

Note 2—Acquisition

NEK

On December 14, 2012, Cubic acquired from NEK Advanced Securities Group, Inc. (Seller) the customer contracts and operating assets of NEK Special Programs Group LLC (NEK), which consists of the Seller's Special Operation Forces training business based in Fayetteville, North Carolina and Colorado Springs, Colorado. This acquisition will expand the scope of services and customer base of our Mission Support Services (MSS) segment. In connection with the acquisition, we hired more than 200 employees of the Seller's Special Operations Forces training business. This transaction has been accounted for as a business combination. The results of the acquired operations have been included in our condensed consolidated financial statements since the acquisition date and were not material to our consolidated results of operations for the three months ended December 31, 2012.

The acquisition agreement states that the cost of the acquisition will total $52.0 million, adjusted by the difference between the net working capital acquired and targeted working capital amounts, less amounts that will not be due if certain future events fail to occur. The acquisition-date fair value of consideration transferred is estimated to be $53.2 million. In December 2012, we paid cash of $33.1 million and recorded a current liability of approximately $20.1 million as an estimate of additional cash consideration that will be due to the Seller. The timing of the payment of $8.4 million of the additional cash consideration will be accelerated if the Seller causes certain events to occur, but will ultimately be paid over the passage of time regardless of whether these events occur. Approximately $11.7 million of the additional cash consideration is contingent upon future events, including the novation of certain of the Seller's contracts to NEK. We have estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model. We have estimated that the probability of payment of any amounts less than the maximum possible additional cash consideration of $11.7 million is remote, and we have estimated that the contingent consideration amounts will be paid within two to six months of the acquisition date. As such, we have estimated that the fair value of the additional cash consideration approximates the maximum possible contingent payments to the Seller of $11.7 million.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$13.3
Corporate trade names	4.9
Non-compete agreements	0.2
Accounts receivable -billed	3.4
Accounts receivable -unbilled	7.7
Accounts payable	(2.7)
Other net tangible assets acquired	(0.4)

Net identifiable assets acquired	26.4
Goodwill	26.8

Net assets acquired	$53.2

The estimated fair values of the assets acquired and liabilities assumed, including the fair value of purchased intangibles, are preliminary estimates pending the finalization of our valuation analyses. The estimated fair value of the accounts receivable and accounts payable will be finalized as further information is received from the Seller regarding these items.

The goodwill resulting from the acquisition consists primarily of the synergies expected from combining the operations of NEK and our MSS business and the acquired assembled workforce. The anticipated synergies include the ability to expand services offerings and cost reductions. The amount recorded as goodwill will be allocated to our MSS segment and is expected to be deductible for tax purposes. The intangible assets, which include trade names, customer relationships, and non-compete agreements, will be amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of four years from the date of acquisition.

Based upon the preliminary estimate of the fair value of identifiable intangible assets, the estimated amortization expense related to the intangible assets recorded in connection with our acquisition of NEK for fiscal years 2013 through 2017 is as follows (in millions):

Year ended September 30,

2013	$3.0
2014	3.4
2015	2.9
2016	2.4
2017	1.9

The preliminary estimated fair values of purchased intangibles were determined using the valuation methodology deemed to be the most appropriate for each type of asset being valued. Each of the valuation methodologies used were various methods under the income approach. The trade names valuation used the relief from royalty approach. The customer relationships valuation used the excess earnings approach and the non-compete agreements valuation used the with and without approach.

The following unaudited pro forma information presents our consolidated results of operations as if NEK had been included in our consolidated results since October 1, 2011 (in millions):

	Three months ended December 31,
	2012	2011

Net sales	$324.0	$327.0
Net income attributable to Cubic	$13.1	$21.1

The pro forma information includes adjustments to give effect to pro forma events that are directly attributable to the acquisition and have a continuing impact including the amortization of purchased intangibles and the elimination of interest expense for the repayment of NEK debt. No adjustments were made for transaction expenses, other adjustments that do not reflect ongoing operations or for operating efficiencies or synergies. The pro forma financial information is not necessarily indicative of what the consolidated financial results of our operations would have been had the acquisition been completed on October 1, 2011, and it does not purport to project our future operating results.

Note 3—Acquisitions

On December 20, 2010 we acquired all of the outstanding capital stock of Abraxas Corporation (Abraxas), a company that provides services that are complementary to our Mission Support Services (MSS) business including risk mitigation services, and subject matter and operational expertise for law enforcement and homeland security clients. The results of Abraxas' operations have been included in our consolidated financial statements since the acquisition date.

We paid $126.0 million in cash from our existing cash resources to acquire Abraxas. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (in millions):

Customer relationships	$20.1
Backlog	11.5
Corporate trade names	5.7
Non-compete agreements	5.2
Recoverable income taxes	4.3
Deferred tax liabilities, net	(7.6)
Net tangible assets acquired	5.1

Net identifiable assets acquired	44.3
Goodwill	81.7

Net assets acquired	$126.0

The recoverable income taxes are primarily related to carryback claims for the tax benefit of acquired net operating losses. The net deferred tax liabilities were recorded to reflect the tax impact of the identified intangible assets that will not generate tax deductible amortization expense, net of the future tax benefit of acquired net operating loss carryforwards. The intangible assets, which include trade name, customer relationships, non-compete agreements and backlog, will be amortized using a combination of straight-line and accelerated methods based on the expected cash flows from the assets, over a weighted average useful life of 6 years from the date of acquisition.

The following unaudited pro forma information presents our consolidated results of operations as if Abraxas had been included in our consolidated results since October 1, 2009 (in millions):

	Years ended September 30,
	2011	2010

Net sales	$1,309.0	$1,256.1
Net income attributable to Cubic	83.6	72.4

The pro forma information includes adjustments to give effect to pro forma events that are directly attributable to the acquisition and have a continuing impact on operations including the amortization of purchased intangibles and the elimination of interest expense for the repayment of Abraxas' debt. No adjustments were made for transaction expenses, other adjustments that do not reflect ongoing operations or for operating efficiencies or synergies. The pro forma financial information is not necessarily indicative of what the consolidated financial results of our operations would have been had the acquisition been completed on October 1, 2009, and it does not purport to project our future operating results.